Revenue - Revenue by customer (Details)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	100.00%	100.00%
BMS (including Celgene)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	98.00%	27.00%
GTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.00%	65.00%
Bayer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	1.00%	4.00%
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	1.00%	0.00%
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.00%	4.00%